Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Whitebox Mutual Funds
Prospectus Date	rr_ProspectusDate	Jan. 16, 2015
Whitebox Tactical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Whitebox Tactical Opportunities Fund (the “Fund”) is to provide investors with a combination of capital appreciation and income that is consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of each Class of the Fund. In addition to Investor Class Shares and Institutional Class Shares, the Fund initially offered a third class of shares named “Advisor Class Shares.” Advisor Class Shares are no longer being offered. Outstanding Advisor Class Shares were converted to Investor Class Shares on January 31, 2014.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 154% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing the Fund’s investment objective, the Fund’s investment adviser, Whitebox Advisors LLC (the “Adviser”), uses a proprietary, multi-factor quantitative model and bottom-up research of prospective investments to identify dislocations within and between equity and credit markets. A dislocation occurs when the trading price of a security changes, sometimes dramatically, and such price change is unrelated to economic or company-specific events. When a dislocation is identified, the Adviser will purchase the security if the Adviser believes it is undervalued, and will sell the security as it approaches what the Adviser believes is its fair value. The Adviser may engage in active and frequent trading of portfolio securities to achieve the Fund’s investment objective.

The Adviser has wide latitude to allocate the Fund’s assets among common and preferred stocks, warrants, fixed income securities, convertible securities, indexed securities and derivatives.

The Fund’s equity investments will be comprised principally of common stocks, preferred stocks and convertible securities of U.S. and non-U.S. issuers. The Fund’s fixed income securities will be comprised principally of commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured by either commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), asset-backed securities (securities that are backed by automobile loans, credit card receivables, student loans, manufactured housing loans, aircraft and other equipment leases or trade receivables), corporate bonds and municipal securities. The Fund may invest in fixed income securities without regard to their credit ratings, and from time to time may hold unlimited amounts of fixed income securities that are non-investment grade (“junk bonds”).

The Fund may invest without limitation in securities of companies without regard to their market capitalization. The Fund may from time to time hold substantial quantities of securities issued by small capitalization and medium capitalization companies, in addition to securities of larger companies.

The Fund may invest without limitation in fixed income securities without regard to their credit ratings, including junk bonds. Non-investment grade (junk) bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, Inc.) or, if unrated, will be determined by the Adviser to be of comparable quality. Certain of such securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments when due.

The Fund may buy or sell put and call options or futures contracts on a security or an index of securities, or enter into credit default swaps (collectively, commonly known as derivatives). The Fund typically invests in derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to investment risk. The Fund may also invest in derivatives for investment (speculative) purposes.

The Fund also may sell securities short. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. In executing its arbitrage strategies, the Fund will generally buy securities and simultaneously sell securities short in amounts that are intended to result in an approximately neutral economic exposure to overall market movements.

The Fund’s combined long and short market exposure may vary from time to time depending on the Adviser’s assessment of current market conditions. Market exposure in excess of 100% of the Fund’s net asset value (“NAV”) is commonly referred to as “economic leverage.” The Adviser may achieve economic leverage through the use of derivatives (principally, short positions, total return swaps, options and futures and forward contracts) and through borrowing (subject to regulatory limitations). Subject to the following sentence, derivatives may be used without limitation for both speculative and hedging purposes. In normal market conditions, the Adviser will limit the Fund’s long and short market exposure to 200% or less of the Fund’s NAV; however, the Fund’s combined long and short market exposure may from time to time approach 225% if the Adviser determines that market conditions warrant the increase in market exposure.

The Fund may invest in exchange-traded funds (“ETFs”). ETFs are generally baskets of securities that either replicate or sample an index or a portion of an index. The Investment Company Act of 1940 and certain exemptive orders in which the Funds participate limit the amount that the Fund may invest in ETFs and other investment companies.

		The Investment Company Act of 1940 classifies mutual funds as either diversified or non-diversified. The Fund is a non-diversified mutual fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund, or your investment may not perform as well as other investments. There can be no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Set forth below is a summary of the principal risks of investing in the Fund.
  Active and Frequent Trading Risk. The Fund may engage in active and frequent trading of securities, including short-term trading. The Fund may buy a security and sell that security a short period of time after its purchase to realize gains if the Adviser believes that the sale is in the best interest of the Fund (for example, if the Adviser believes an alternative investment has greater growth potential). This activity will increase the Fund’s portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses that would reduce the Fund’s investment performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders that would reduce the after-tax returns of the Fund, and in particular may generate short-term capital gains that when distributed to shareholders are taxed at ordinary income tax rates.
  Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. The issuer of a convertible security may not be able to pay interest or dividends when due, and their market value may change based on actual or perceived changes in the issuer’s creditworthiness. Convertible securities are also subject to the same types of risk that apply to the underlying common stock. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return and result in investment losses.
  Debt Securities Risk. Debt securities are subject to the risk that the borrower will not make timely payments of principal and interest. Actual or perceived changes in an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The value of a debt security may fall when interest rates rise. The market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Derivative Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Risks related to specific types of derivatives are set forth below. When the Fund invests in a derivative as a hedge against a position that the Fund holds or against a market to which the Fund is exposed, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security or market.
  Total Return Swap Risk. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
  Credit Default Swap Risk. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. If the Fund sells a credit default swap to another party, the Fund acts as an insurer of the issuer’s obligations under the referenced security and, upon a default, is liable to the Fund’s counterparty for the defaulted amounts.
  Futures Contract Risk. The Fund’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Fund to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.
  Forward Contract Risk. Investments in forward contracts may increase volatility and be subject to additional market, active management, currency, and counterparty risks as well as liquidity risk if the contract cannot be closed when desired. Instruments purchased on a when-issued or delayed-delivery basis may be subject to risk of loss if they decline in value prior to delivery, or if the counterparty defaults on its obligation.
  Option Risk. Option transactions in which the Fund expects to engage involve the specific risks described below: the Fund, as writer of an option, may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses on the Fund’s investments in options; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker used by the Fund could present risks for the Fund; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.
  Counterparty Risk. The Adviser selects and monitors counterparties to derivative contracts based on the relative cost and quality of their services and their creditworthiness and financial strength. Nonetheless, the Fund’s use of derivatives, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions, including the risk of counterparty default. If a swap agreement counterparty defaults on a payment obligation to the Fund, this default may cause the value of an investment in Fund Shares to decrease. The Advisor will endeavor to mitigate counterparty risk to the Fund by, among other things, reducing futures contract and swap exposures to certain counterparties and/or seeking alternate or additional counterparties. However, during periods of credit market turmoil or when the aggregate notional exposure needed by the Fund is relatively small (due to the level of the Fund’s net assets or otherwise), the Fund may have only one or a few counterparties. In such circumstances, the Fund will be exposed to greater counterparty risk.
  Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of the Fund’s portfolio. The value of equity securities could decline if the financial condition of the issuing companies decline or if factors that affect a particular industry or the overall market and economic conditions deteriorate. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See also “Convertible Securities Risk.”
  Exchange-Traded Funds Risk. Most ETFs are investment companies and are therefore subject to the same limitations on and the same risks as the Fund. In addition, investments in ETFs have unique characteristics, including but not limited to, the expense structure and additional expenses associated with investing in ETFs. If the Fund acquires shares of ETFs, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the underlying ETFs in which the Fund invests. The price of an ETF can fluctuate over a wide range, and a Fund could lose money if the value of the basket of securities owned by the ETF goes down. ETFs have additional risks unique to their structure: the market price of an ETF’s shares may trade at a discount to their net asset value, an active trading market for an ETF’s shares may not develop enough to ensure liquidity, and an ETF may be subject to stock exchange activity such as de-listing and halting of trading activity.
  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Junk Bond Risk. Junk bonds are high risk investments that may cause income and principal losses for the Fund. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds, and claims of other creditors may have priority over the claims of junk bond holders. Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing. Junk bonds may be less liquid than higher rated fixed-income securities. Investors in junk bonds may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
  Leverage Risk. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
  Mid-Cap Securities Risk. The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage- and asset-backed securities. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities.
  Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.
  Non-U.S. Securities Risk. Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of issuers and securities. Furthermore, non-U.S. taxes also could detract from performance. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. Nationalization, expropriations or confiscatory taxation, currency blockage, political changes or diplomatic developments can cause the value of the Fund’s investments in a non-U.S. country to decline. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in that country.
  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. Short sales involve both costs and risks. The Fund typically will not own the underlying securities that it sells short and must pay the lender interest on the security it borrows, and the risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Such “naked” short sales expose the Fund to potentially unlimited losses. Government actions also may affect the Fund’s ability to engage in short selling.
  Small Cap and Emerging Growth Securities Risk. Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.
  Volatility Risk. The Fund may have investments that increase or decrease in value over short periods of time. This may cause the Fund’s net asset value to experience significant increases or decreases in value over short periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund, or your investment may not perform as well as other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Class shares has varied over the periods shown. While the Investor Class shares and Institutional Class shares will have substantially similar annual returns because the shares are invested in the same portfolio of securities, the performance of each Class will differ to the extent that the Classes do not have the same expenses. Updated performance information is available on the Fund’s website, www.whiteboxmutualfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund‘s Institutional Class shares has varied over the periods shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays U.S. Aggregate Bond Index is included as an additional benchmark because the Fund may invest without limitation in fixed income securities and may do so from time to time to the extent that the Adviser believes such securities more effectively advance the Fund’s investment objective.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.whiteboxmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return — Tactical Opportunities Fund Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (March 31, 2012): 10.88% Worst Quarter (June 30, 2012): (3.12)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective January 31, 2014, the Fund changed the primary benchmark index to which the performance of the Fund is compared from the S&P 500® Index to the S&P 500® Total Return Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, 401(k) plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In addition, please note that after-tax returns are shown only for the Institutional Class shares and may differ for each share class.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows how the average annual total returns of the share classes presented compare with those of a broad-based market index as well as an additional index that reflects the market sectors in which the Fund invests. Effective January 31, 2014, the Fund changed the primary benchmark index to which the performance of the Fund is compared from the S&P 500® Index to the S&P 500® Total Return Index. The Fund’s investment adviser recommended the change because the S&P 500® Total Return Index, which reflects the effects of dividend reinvestment, is more comparable to the total return of the Fund. The Barclays U.S. Aggregate Bond Index is included as an additional benchmark because the Fund may invest without limitation in fixed income securities and may do so from time to time to the extent that the Adviser believes such securities more effectively advance the Fund’s investment objective. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. In addition, please note that after-tax returns are shown only for the Institutional Class shares and may differ for each share class. Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, 401(k) plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Whitebox Tactical Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	1.00%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.57%
1 Year	rr_ExpenseExampleYear01	260
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	1,365
10 Years	rr_ExpenseExampleYear10	2,901
1 year	rr_AverageAnnualReturnYear01	(3.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
Whitebox Tactical Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	1.00%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.32%
1 Year	rr_ExpenseExampleYear01	235
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,239
10 Years	rr_ExpenseExampleYear10	2,652
2012	rr_AnnualReturn2012	14.13%
2013	rr_AnnualReturn2013	15.52%
2014	rr_AnnualReturn2014	(3.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.12%)
1 year	rr_AverageAnnualReturnYear01	(3.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
Whitebox Tactical Opportunities Fund | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
Whitebox Tactical Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
Whitebox Tactical Opportunities Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	20.29%
Whitebox Tactical Opportunities Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.39%
Since Inception	rr_AverageAnnualReturnSinceInception	17.74%
Whitebox Tactical Opportunities Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%

[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements. As a result of the Acquired Fund Fees and Expenses not being reflected in the Fund's financial statements, and due to non-substantive accrual differences and rounding, the information presented in the expense table may differ from that presented in the Financial Highlights.
[2]	The Fund's investment adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.60% and 1.35% of the Fund's Investor Class shares and Institutional Class shares, respectively, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses. As a result of such exclusions, the Fund's net annual fund operating expenses may exceed the expense limitations to the extent of such excluded expenses. This agreement will continue at least through February 28, 2016 (subject to early termination only by the Board of Trustees). The Fund's investment adviser may recover waived fees and expenses for a period of thirty-six months following the fiscal period in which such fees and expenses were waived, subject to any contractual fee and expense limitations in effect at the time of the waiver and approval of such fees and expenses by the Board of Trustees.